SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

21. SEGMENT INFORMATION

The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates.

The Group’s chief operating decision maker (“CODM”) has been identified as the CEO who reviews the financial information of separate operating segments when making decisions about allocating resources and assessing performance of the Group. In the years before 2019, the Group used to have four operating segments which were Tutoring, K-12 Schools, Career Enhancement and Others. These four operating segments were also identified as reportable segments. The reportable segments of Tutoring and K-12 schools were grouped under the “Better Schools” division because the segments offer programs and education services using a standards-based curriculum that enables students to improve their academic results and educational opportunities. The reportable segment of Career Enhancement was classified under the “Better Jobs” division because the segment offers services and programs that facilitate post-secondary students to obtain more attractive employment opportunities. The reportable segment of Others represents the intellectualized operational services provided, and was classified under the “Others” division. This segment provide intellectualized operational services to corporate clients, colleges and universities, which is to design, purchase, modify and integrate electronic equipment and devices, and develop mobile APP for end users to utilize office facilities, manage resources and administrative matters according to our clients’ office or teaching space, human resource deployments and office/classroom administration requirements.

From 2019 and onwards, the Group has changed its management approach in the way to organize segments for making operating decisions and assessing performance after the shift of business development focus. In the past few years, in order to organize resources and enhance future growth, the management has suspended some non-performing business units in Tutoring segment. On the other hand, with the higher demand in tertiary level education in China market and the acquisition of Bay State College, the management decided to shift the business focus to career enhancement educational services and empowering students with the drive and skills to build a better career. Considering the business development trends and shift, the management decided to reorganize the reportable segments into two segments: 1) K-12 schools, 2) CP&CE Programs. There are no changes in the classification of K-12 schools. CP&CE Programs include the previous Tutoring, Career Enhancement and Others. There are no changes on the measurement methods used to determine reported segment profit or loss and total assets along with these reportable segments. The Group has restated the corresponding items of segment information for the years of 2017 and 2018 according to the new reportable segments as blow.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The CODM evaluates performance based on each reporting segment’s revenues, cost of revenues, gross profit, operating expenses, other income (expense), (loss) income before income tax and non-controlling interests and total assets as follows.

For the year ended December 31, 2017

(RMB in thousands)
	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB	RMB

Net Revenues	232,433	211,491	443,924
Cost of revenues	(152,509)	(103,886)	(256,395)
GROSS PROFIT	79,924	107,605	187,529

OPERATING EXPENSES
Selling and marketing	(1,356)	(30,876)	(32,232)
General and administrative	(40,681)	(50,889)	(91,570)
Research and development	—	(648)	(648)
Unallocated corporate expenses	—	—	(60,774)
Total operating expenses	(42,037)	(82,413)	(185,224)

OPERATING INCOME	37,887	25,192	2,305

OTHER INCOME
Interest income	804	423	1,227
Foreign exchange gain, net	—	47	47
Gain on disposal of subsidiary	—	4,540	4,540
Other income, net	1,025	6,054	7,079
Gain on sale of investment available for sale	5,594	1,958	7,552
Unallocated corporate other income	—	—	32,789
Total other income	7,423	13,022	53,234

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	45,310	38,214	55,539

Segment assets	370,251	299,178	669,429
Unallocated corporate assets	—	—	307,991
TOTAL ASSETS	370,251	299,178	977,420

For the year ended December 31, 2018

(RMB in thousands)
	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB

Net Revenues	277,790	253,718	531,508
Cost of revenues	(178,645)	(159,498)	(338,143)
GROSS PROFIT	99,145	94,220	193,365

OPERATING EXPENSES
Selling and marketing	(1,286)	(36,951)	(38,237)
General and administrative	(46,041)	(48,444)	(94,485)
Research and development	—	(487)	(487)
Unallocated corporate expenses	—	—	(44,773)
Total operating expenses	(47,327)	(85,882)	(177,982)

OPERATING INCOME	51,818	8,338	15,383

OTHER INCOME
Interest income	3,859	266	4,125
Foreign exchange gain, net	—	38	38
Other income, net	3,404	5,076	8,480
Gain from derecognition of liabilities	—	4,254	4,254
Gain from deregistration of subsidiaries	—	2,858	2,858
Gain on sale of investment available for sale	512	—	512
Unallocated corporate other income	—	—	12,788
Total other income	7,775	12,492	33,055

INCOME BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	59,593	20,830	48,438

Segment assets	373,671	352,009	725,680
Unallocated corporate assets	—	—	184,539
TOTAL ASSETS	373,671	352,009	910,219

For the year ended December 31, 2019

(RMB in thousands)	K‑12	CP&CE
	Schools	Programs	Consolidated
	RMB	RMB

Net Revenues	313,747	270,162	583,909
Cost of revenues	(197,064)	(191,830)	(388,894)
GROSS PROFIT	116,683	78,332	195,015

OPERATING EXPENSES
Selling and marketing	(1,361)	(47,763)	(49,124)
General and administrative	(44,271)	(87,220)	(131,491)
Research and development	—	(245)	(245)
Impairment loss	—	(38,754)	(38,754)
Unallocated corporate expenses	—	—	(73,071)
Total operating expenses	(45,632)	(173,982)	(292,685)

OPERATING INCOME (LOSS)	71,051	(95,650)	(97,670)

OTHER INCOME
Interest income	1,412	1,150	2,562
Foreign exchange gain, net	—	25	25
Other (loss) income, net	(82)	2,950	2,868
Gain from deregistration of subsidiaries	—	562	562
Gain on sale of investment available for sale	1,043	—	1,043
Unallocated corporate other income	—	—	3,101
Total other income	2,373	4,687	10,161

INCOME (LOSS) BEFORE INCOME TAX AND NON-CONTROLLING INTERESTS	73,424	(90,963)	(87,509)

Segment assets	345,427	466,162	811,589
Unallocated corporate assets	—	—	209,210
TOTAL ASSETS	345,427	466,162	1,020,799

The following table summarizes the net revenues and long-lived assets for the years ended and as of December 31, 2017, 2018 and 2019 by geographic areas.

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Net Revenues
PRC	437,494	447,809	503,180
U.S.	6,430	83,699	80,729
Total	443,924	531,508	583,909

Long-lived Assets
PRC	318,954	315,539	371,847
U.S.	21,252	17,776	168,146
Total	340,206	333,315	539,993

Net revenues are attributed to areas based on the location where the service is performed to the customers. Other than in PRC and the United States, the Group does not conduct business in any other individual country.

Long-lived assets represent property and equipment, land use rights, intangible assets, goodwill, operating and finance lease right-of-use assets for each geographic area.